SCHEDULE OF EMPLOYEE BENEFITS EXPENSES (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Notes and other explanatory information [abstract]
Wages and salaries		$ 849,198	$ 604,068	$ 491,015
Director’s fee		89,830
Defined contribution plans		117,283	80,212	66,792
Other short-term benefits		40,365	26,415	11,245
Total		1,096,676	710,695	569,052
“Research expenses” (Note 18)		(642,533)	(500,038)	(400,250)
Total	$ 344,230	$ 454,143	$ 210,657	$ 168,802